Voyage revenues	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Voyage revenues

13.       Voyage revenues:

The following table shows the voyage revenues earned from time charters, voyage charters and pool agreements for the six-month periods ended June 30, 2020 and 2021, as presented in the consolidated statement of operation:

	Six months ended June 30,
	2020	2021

Time charters	$125,619	$248,067
Voyage charters	181,781	268,191
Pool revenues	(404)	(4,380)
	$306,996	$511,878

As of June 30, 2021, trade accounts receivable, net increased by $27,473, and deferred revenue increased by $9,593 compared to December 31, 2020. These changes were mainly attributable to the timing of collections along with the significant improvement in charter hire rates during the six months ended June 30, 2021.

Further, as of June 30, 2021, deferred assets related to revenue contracts (included within “Other current assets”) decreased by $417 compared to December 31, 2020, from $2,187 to $1,770. This change was mainly attributable to the timing of commencement of revenue recognition.

Under ASC 606, unearned voyage charter revenue represents the consideration received for undelivered performance obligations. The Company recorded $11,675 as unearned revenue related to voyages in progress as of December 31, 2020, which were recognized in earnings in the six month period ended June 30, 2021 as the performance obligations were satisfied in that period. In addition, the Company recorded $21,268 as unearned revenue related to voyages in progress as of June 30, 2021, which will be recognized in earnings during the remaining of the year ending December 31, 2021 as the performance obligations will be satisfied in that period.

The adjustment to Company’s revenues from the vessels operating in the CCL Pool, deriving from the allocated pool result for those vessels as determined in accordance with the agreed-upon formula, for the six-month periods ended June 30, 2020 and 2021 was ($1,953) and ($4,497), respectively, and is included within “Pool Revenues” in the table above, while the corresponding adjustment to Company’s revenues from the Short Pool for the six-month periods ended June 30, 2020 and 2021 was $1,108 and ($352) and is included within “Pool Revenues” in the table above. Pool Revenues also include other minor participation adjustments.